Employee Compensation - Summary of Weighted-average Assumptions (Parenthetical) (Detail)		Nov. 01, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension Plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			3.00%	3.10%	4.10%
Pension Plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates	[1],[2]		2.70%	3.00%	4.00%
Other employee future benefit plans [member] | Current service costs [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of discount rates			3.00%	3.20%	4.20%
Other employee future benefit plans [member] | Defined Benefit Expenses [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	[3]		4.80%	4.90%	4.90%
Actuarial assumption of discount rates	[1],[2]		2.70%	3.00%	4.10%
Scenario, Forecast [Member] | Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2040
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.10%
Scenario, Forecast [Member] | Other employee future benefit plans [member] | Defined Benefit Expenses [Member] | 2041
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate		4.00%

[1]	The other employee future benefit plans current service cost was calculated using a separate discount rate of 3.01%, 3.20% and 4.20% for 2021, 2020 and 2019, respectively.
[2]	The pension benefit current service cost was calculated using a separate discount rate of 3.01%, 3.10% and 4.10% for 2021, 2020 and 2019, respectively.
[3]	Trending to 4.1% in 2040 and remaining at that level thereafter.